Organization and Principal Activities (Details) - Schedule of consolidated financial statements reflect the activities	12 Months Ended
Dec. 31, 2021
Bit Digital USA, Inc. [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements reflect the activities [Line Items]
Name	Bit Digital USA, Inc. (“BT USA”)
Background	● A United States company ● Incorporated on September 1, 2020 ● Engaged in bitcoin mining business
Ownership	100% owned by Bit Digital, Inc.
Bit Digital Canada, Inc. [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements reflect the activities [Line Items]
Name	Bit Digital Canada, Inc. (“BT Canada”)
Background	● A Canadian company ● Incorporated on February 23, 2021 ● Engaged in bitcoin mining business
Ownership	100% owned by Bit Digital, Inc.
Bit Digital Hong Kong Limited [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements reflect the activities [Line Items]
Name	Bit Digital Hong Kong Limited (“BT HK”)
Background	● A Hong Kong company ● Acquired on April 8, 2020 ● Engaged in bitcoin mining business
Ownership	100% owned by Bit Digital, Inc.
Bit Digital Strategies Limited [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements reflect the activities [Line Items]
Name	Bit Digital Strategies Limited (“BT Strategy”)
Background	● A Hong Kong company ● Incorporated on June 1, 2021 ● Engaged in treasury management activities
Ownership	100% owned by Bit Digital, Inc.
Bit Digital Singapore PTE. LTD. [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements reflect the activities [Line Items]
Name	Bit Digital Singapore PTE. LTD. (“BT Singapore”)
Background	● A Singapore company ● Incorporated on July 1, 2021 ● Engaged in treasury management activities
Ownership	100% owned by Bit Digital, Inc.
Golden Bull USA, Inc [Member]
Organization and Principal Activities (Details) - Schedule of consolidated financial statements reflect the activities [Line Items]
Name	Golden Bull USA, Inc. (“Golden Bull USA”) (Disposed on March 16, 2022)
Background	● A United States company ● Incorporated on June 3, 2019 ● Inactive
Ownership	100% owned by Bit Digital, Inc.